Share-based Compensation (Summary of Share Options Activities) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) years $ / shares shares
Number of options
Outstanding at beginning of period | shares	9,183,990
Granted | shares	283,750
Exercised | shares	(2,283,226)
Expired | shares	(31,034)
Forfeited | shares	(875,161)
Outstanding at end of period | shares	6,278,319
Vested and exercisable | shares	5,090,994
Vested and expect to vest | shares	16,098,820
Weighted average exercise price per option
Outstanding at beginning of period | $ / shares	$ 10.57
Granted | $ / shares	30.45
Exercised | $ / shares	8.37
Expired | $ / shares	34.57
Forfeited | $ / shares	20.67
Outstanding at end of period | $ / shares	10.75
Vested and exercisable | $ / shares	8.19
Vested and expect to vest | $ / shares	$ 8.04
Weighted average remaining contractual life (Years)
Outstanding at beginning of period | years	6.61
Outstanding at end of period | years	5.71
Vested and exercisable | years	5.28
Vested and expect to vest | years	5.28
Aggregate intrinsic value (in thousands)
Outstanding at beginning of period | $	$ 257,557
Outstanding at end of period | $	238,374
Vested and exercisable | $	206,201
Vested and expect to vest | $	$ 653,245